Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 284,106,012	$ 198,198,774	$ 103,043,585
Cost of revenues
Total cost of revenues	(271,393,133)	(161,966,604)	(94,014,612)
Gross profit	12,712,879	36,232,170	9,028,973
Operating expenses
Sales and marketing expenses	(1,863,093)	(1,952,111)	(1,606,731)
General and administrative expenses	(3,681,753)	(2,735,501)	(1,421,509)
Research and development expenses	(1,741,078)	(1,564,367)	(469,931)
Credit loss provision for receivables	(99,755)	(608,188)
Impairment loss on assets held by FTX		(9,826,600)
Impairment loss on digital assets	(6,986,921)	(12,948,969)
Impairment loss on mining equipment		(11,849,595)
Loss on disposal of subsidiary			(64,490)
Realized gain on sales of digital assets	18,231,133	4,947,841	369,200
Realized fair value gain on digital asset borrowings		4,206,292
Total operating expenses, net	3,858,533	(32,331,198)	(3,193,461)
Operating income	16,571,412	3,900,972	5,835,512
Interest expense	(5,535,595)	(2,517,119)
Interest income	1,054,968	343,188	135,300
Other income/(expenses), net	586,961	49,664	(1,118)
Income before income taxes	12,677,746	1,776,705	5,969,694
Income tax expense/(benefit)	2,183,284	(665,929)	1,043,451
Net income and total comprehensive income	$ 10,494,462	$ 2,442,634	$ 4,926,243
Earnings per share:
Ordinary shares – basic (in Dollars per share)	$ 0.07	$ 0.02	$ 0.03
Weighted average number of shares outstanding used in calculating earnings per share:
Ordinary shares – basic (in Shares)	150,000,000	149,383,562	142,500,000
Related Party
Cost of revenues
Total cost of revenues	$ (166,540,600)	$ (83,877,580)	$ (7,007,454)
Third Parties
Cost of revenues
Total cost of revenues	(80,397,259)	(59,954,875)	(87,007,158)
Depreciation and Amortization
Cost of revenues
Total cost of revenues	$ (24,455,274)	$ (18,134,149)